Others, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Others, Net [Line Items]
Impairment losses on long-term investments		¥ 43,740	¥ 10,300
April 2019 To December 2022 [Member] | Production Services [Member]
Others, Net [Line Items]
Percentage of additional credit available	10.00%
October 2019 to December 2022 [Member] | Daily life services [Member]
Others, Net [Line Items]
Percentage of additional credit available	15.00%
January 2023 To December 2023 [Member] | Production Services [Member]
Others, Net [Line Items]
Percentage of additional credit available	5.00%
January 2023 To December 2023 [Member] | Daily life services [Member]
Others, Net [Line Items]
Percentage of additional credit available	10.00%